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                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                             SECURITY ADVANTAGE VUL

                VARIABLE UNIVERSAL LIFE INSURANCE ISSUED THROUGH
                      NATIONAL SECURITY VARIABLE ACCOUNT L

   SUPPLEMENT DATED NOVEMBER 29, 2002 TO THE PROSPECTUS DATED AUGUST 1, 2002

Effective November 1, 2002, the Core Growth portfolio of Ohio National Fund, Inc. has been renamed the Small Cap Growth portfolio. The subadviser for the portfolio is now UBS Global Asset Management (New York), Inc.